Share Based Compensation (Details) - Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Line Items]
Expected volatility	70.80%	53.30%
Risk-free interest rate	4.80%	2.60%
Expected dividend yield	0.00%	0.00%
Exercise multiple (in Dollars per share)
Expected life	5 years 5 months 1 day
Minimum [Member]
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Line Items]
Exercise multiple (in Dollars per share)		$ 2.2
Maximum [Member]
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Line Items]
Exercise multiple (in Dollars per share)		$ 2.8